Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 27,761	$ 38,201
Restricted cash and cash equivalents			6,910
Digital assets		149,289	129,940
Digital asset collateral receivable		24,075	12,569
Accounts receivable, net		12,326	10,926
Prepayments		26,042	21,651
Inventory		145	246
Financial assets held for trading		521
Other current assets, net		9,358	11,710
Total current assets		324,536	265,269
Non-current assets:
Property and equipment, net		20,672	55,981
Digital asset collateral receivable			47,827
Long term investment		177
Operating lease right of use assets, net		436
Goodwill		4,235
Deferred tax assets, net		7,524	8,601
Total non-current assets		33,044	112,409
Total assets		357,580	377,678
Current liabilities:
Accounts payables		4,659	14,119
Contract liabilities		50,573	15,757
Long term loan-current portion		15,000
Accrued expenses and other payables		16,060	8,773
Obligation to return collateral digital assets		3,349	21,436
Taxes payable		1,792	2,229
Operating lease liabilities, current		251
Total current liabilities		98,487	63,893
Non-current liabilities:
Long-term payable		94,364	101,301
Long-term loans			34,950
Deferred tax liabilities, net		14,928	15,072
Operating lease liabilities, non-current		197
Total non-current liabilities		109,489	151,323
Total liabilities		207,976	215,216
Commitments and contingencies (Note 23)
Shareholders’ equity*:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 166,613,948 and 163,106,615 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	[1]	17	16
Additional paid-in capital	[1]	97,166	84,276
Non-controlling interest	[1]	5,503
Retained earnings	[1]	46,918	78,170
Total shareholders’ equity	[1]	149,604	162,462
Total liabilities and shareholders’ equity		357,580	377,678
Related Party
Current assets:
Amount due from related parties		75,019	33,116
Current liabilities:
Amount due to a related party		$ 6,803	$ 1,579

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.